Stockholders' Deficit (Details Textual) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			7 Months Ended		12 Months Ended
	May 10, 2017	Mar. 01, 2017	Aug. 10, 2015	Jun. 30, 2016	May 31, 2016	May 31, 2015	Jul. 31, 2017	Sep. 30, 2015	Sep. 30, 2015	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017	Sep. 30, 2016	Oct. 30, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Common Stock and Preferred Stock Authorized														100,000,000	100,000,000
Common Stock, Shares Authorized											90,000,000			90,000,000	90,000,000	90,000,000
Common Stock, Par or Stated Value Per Share											$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized														10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share														$ 0.001	$ 0.001
Common Stock, Shares, Issued											25,268,259			25,046,438	25,046,438	21,911,396
Units Issued Price Per Share to Investors																$ 1.14
Units Issued to Consultants																2,303,227
Units Issued Value to Consultants																$ 2,303
Units Fair Value																2,625,679
Share-based Compensation											$ 103,623	$ 8,127			$ 787,684	$ 2,400,139
Stock Issued During Period Shares Exercise of Warrants																250,001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			28,176			496,001
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01			$ 0.21						$ 0.75		$ 0.37	$ 0.37	$ 0.56				$ 0.37
Proceeds from Convertible Debt											$ 0	$ 136,000			$ 136,000	$ 542,500
Debt Conversion, Converted Instrument, Warrants or Options Issued																31,687
Percentage of Units Issued Upon Conversion of Notes																50.00%
Warrants and Rights Outstanding						$ 506,857
Units Issued During Period						450,000
Units Issued Weighted Average Exercise Price						$ 0.20		$ 0.01
Units Issued Value During Period						$ 90,000		$ 3,334
Repayments of Other Short-term Debt			$ 15,497
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 31,853
Fair Value Assumptions, Expected Volatility Rate			105.00%
Fair Value Assumptions, Risk Free Interest Rate			1.09%
Loss on Settlement of Accounts Payable			$ 16,357
Class of Warrant or Right, Outstanding											2,983,666			2,923,666	2,923,666	1,335,166				1,317,894
Warrants Weighted Average Remaining Life															1 year 4 months 24 days
Warrants Intrinsic Value											$ 1,293,512				$ 1,285,712
Share Price			$ 1.14								$ 0.88	$ 1.00		$ 0.88	$ 0.88	$ 1.00		$ 1.00		$ 1.00
Preferred Stock, Dividends Per Share, Declared														$ 779,586
Accretion of Dividends											$ 12,266			$ 760,011	$ 760,011
Debt Conversion, Original Debt, Amount															$ 535,149
Common Stock Dividends, Shares															58,377
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											2.48%	2.27%			2.48%	2.27%
Interest Expense, Total											$ 16,431	$ 226,384			$ 1,104,557	$ 752,948
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											16.00%	16.00%			16.00%	16.00%
Warrants Term						3 years
Stock Issued															$ 410,960	$ 0
Restricted Stock or Unit Expense																601,344
Gain (Loss) on Repurchase of Debt Instrument															(698,147)	$ 0
Deemed Dividend														$ 779,586	$ 779,586
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants											$ 60,000
Preferred Stock, Shares Issued														1,705,154	1,705,154
Preferred Stock, Shares Outstanding														1,705,154	1,705,154
Scenario, Forecast [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.75						$ 0.75
Debt Conversion, Converted Instrument, Shares Issued										295,000
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services											162,500				2,005,000	1,260,000
Stock Issued During Period, Value, Issued for Services																$ 1,435,024
Share Price											$ 0.88			$ 1.00	$ 1.00
Stock Issued During Period, Shares, New Issues															145,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											162,500				145,000	1,260,000
Restricted Stock or Unit Expense											$ 1,160,781				$ 864,752	$ 864,752
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											$ 143,000				145,348
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 111,369
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number											391,250			352,500	352,500	1,007,500				0
Restricted Stock [Member] | Scenario, Forecast [Member]
Class of Warrant or Right [Line Items]
Restricted Stock or Unit Expense										$ 91,485
Dividend Declared [Member]
Class of Warrant or Right [Line Items]
Dividends, Preferred Stock, Stock															$ 35,018
Share-based Compensation Award, Tranche One [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period Shares Exercise of Warrants									333,336
Units Issued Value During Period									$ 75,000
Post-Maturity Warrants [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation				$ 98,505	$ 246,341
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				100,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.25	$ 0.25									$ 0.25	$ 0.25
Share Price				$ 1.00	$ 1.00									$ 1.00	$ 1.00
Debt Instrument, Interest Rate, Stated Percentage														12.00%	12.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															585,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 98,505	$ 246,341										$ 575,673
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate															118.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.07%	1.08%										1.01%
Interest Expense, Total															$ 575,673
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				116.00%	116.00%
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share																			$ 0.0001
Share-based Compensation															$ 560,932
Stock Issued During Period, Shares, Issued for Services															595,000	1,459,091
Stock Issued During Period, Value, Issued for Services																$ 1,662,676
Share Price																$ 1.14
Stock Issued During Period, Shares, New Issues															684,933
Stock Issued During Period, Value, New Issues															$ 191,781
Debt Conversion, Original Debt, Amount															$ 687,368
Convertible Common Stock, Conversion Price														$ 602,741	$ 602,741
Accrued Professional Fees														$ 410,960	$ 410,960
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value															$ 109,266
Debt Conversion, Converted Instrument, Shares Issued															1,651,732
Stock Issued															$ 1,385,515
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number														1,652,500	1,652,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value														$ 2,037,014	$ 2,037,014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number														352,500	352,500
Equity, Fair Value Disclosure														$ 2,146,280	$ 2,146,280
Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Par or Stated Value Per Share																			$ 0.001
Debt Conversion, Converted Instrument, Shares Issued															535,154
Stock Issued															$ 784,888
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.37
Fair Value Assumptions, Expected Volatility Rate											135.00%
Fair Value Assumptions, Risk Free Interest Rate											1.61%
Warrants Weighted Average Remaining Life											1 year 4 months 24 days
Share Price											$ 0.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value											$ 51,796
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services		162,500
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.75						0.75
Accretion of Dividends																	$ 19,575
Debt Conversion, Converted Instrument, Shares Issued										295,000
Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														136,000	136,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 1.00
Proceeds from Convertible Debt						$ 500,000										$ 42,500
Debt Instrument, Convertible, Conversion Price														$ 0.60	$ 0.60	$ 0.50
Debt Conversion, Converted Instrument, Warrants or Options Issued						350,001										146,000
Percentage of Units Issued Upon Conversion of Notes																50.00%
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 70,949	$ 70,949	$ 165,072
Fair Value Assumptions, Expected Volatility Rate						113.00%										113.00%
Fair Value Assumptions, Risk Free Interest Rate																0.97%
Share Price						$ 1.14								$ 1.00	$ 1.00	$ 1.14
Debt Instrument, Interest Rate, Stated Percentage						5.00%								10.00%	10.00%					12.00%
Debt Conversion, Converted Instrument, Shares Issued						865,602										1,793,692
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 480,833												$ 145,724	$ 1,135,356
Convertible Notes Payable [Member] | Warrants 50 Percentage1 [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Conversion Price																$ 0.60
Convertible Notes Payable [Member] | Warrants 50 Percentage2 [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Conversion Price																$ 0.75
Minimum [Member]
Class of Warrant or Right [Line Items]
Accretion of Dividends														$ 250,000	$ 250,000
Minimum [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period															9 months
Minimum [Member] | Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Conversion Price																				$ 0.45
Fair Value Assumptions, Expected Volatility Rate															111.00%	104.00%
Fair Value Assumptions, Risk Free Interest Rate															0.81%
Debt Instrument, Interest Rate, Stated Percentage																10.00%
Maximum [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period															12 months
Maximum [Member] | Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Conversion Price																				$ 0.55
Percentage of Units Issued Upon Conversion of Notes																50.00%
Fair Value Assumptions, Expected Volatility Rate															113.00%	109.00%
Fair Value Assumptions, Risk Free Interest Rate															0.90%
Debt Instrument, Interest Rate, Stated Percentage																12.00%
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Shares Authorized											2,000,000			2,000,000	2,000,000
Preferred Stock, Par or Stated Value Per Share											$ 0.001			$ 0.001	$ 0.001
Shares Issued, Price Per Share														$ 1.00	$ 1.00
Stock Issued During Period, Shares, New Issues														1,170,000	1,170,000
Stock Issued During Period, Value, New Issues														$ 1,170,000	$ 1,170,000
Preferred Stock, Dividend Rate, Percentage														8.00%	8.00%
Preferred Stock, Dividends Per Share, Declared											$ 0.60			$ 0.60	$ 0.60
Convertible Preferred Stock, Conversion Price														$ 0.60	$ 0.60
Convertible Preferred Stock, Terms of Conversion														The Preferred Stock (including accrued but unpaid dividends) shall automatically convert into shares of common stock in the event that the Company receives gross proceeds of at least $4,000,000 in one or more equity financing transactions subsequent to September 30, 2016, or if the ten (10) day Volume Weighted Average Price per share of common stock is $2.00 or more.	The preferred stock (including accrued but unpaid dividends) shall automatically convert into shares of common stock in the event that the Company receives gross proceeds of at least $4,000,000 in one or more equity financing transactions subsequent to September 30, 2016, or if the ten (10) day Volume Weighted Average Price per share of common stock is $2.00 or more.
Preferred Stock, Value, Outstanding														$ 250,000	$ 250,000
Common Stock Dividends, Shares											56,065
Dividends, Preferred Stock, Stock											$ 33,631
Preferred Stock, Shares Issued											1,705,154			1,705,154	1,705,154
Preferred Stock, Shares Outstanding											1,705,154			1,705,154	1,705,154
Series A Preferred Stock [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues														$ 500,000
Series A Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues															$ 500,000
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Shares Authorized											2,000,000			2,000,000	2,000,000
Preferred Stock, Par or Stated Value Per Share											$ 0.001			$ 0.001	$ 0.001
Shares Issued, Price Per Share											$ 1.00
Stock Issued During Period, Value, New Issues											$ 700,000
Preferred Stock, Dividend Rate, Percentage											6.00%
Preferred Stock, Dividends Per Share, Declared											$ 0.75
Convertible Preferred Stock, Conversion Price											$ 0.75
Convertible Preferred Stock, Terms of Conversion											The stock is automatically convertible by the Company upon an equity financing of at least $5,000,000 subsequent to June 30, 2017, or is publicly traded for at least $2.00 per share for 10 consecutive trading days, or upon completion of a Major Transaction (as defined in the Certificate of Designation).
Common Stock Dividends, Shares											3,256
Deemed Dividend											$ 165,506
Preferred Stock, Shares Issued											700,000			700,000	700,000
Preferred Stock, Shares Outstanding											700,000			700,000	700,000
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Par or Stated Value Per Share							1.00						1.00
Share Price							$ 2.00						$ 2.00
Stock Issued During Period, Shares, New Issues							2,405,000
Stock Issued During Period, Value, New Issues							$ 2,405,000
Debt Instrument, Interest Rate, Stated Percentage							6.00%						6.00%
Series B Preferred Stock [Member] | Dividend Declared [Member]
Class of Warrant or Right [Line Items]
Dividends, Preferred Stock, Stock											$ 2,441
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Par or Stated Value Per Share							$ 1.00						$ 1.00
Share Price							$ 2.00						$ 2.00
Stock Issued During Period, Shares, New Issues	700,000												3,105,000
Stock Issued During Period, Value, New Issues													$ 3,105,000
Debt Instrument, Interest Rate, Stated Percentage							6.00%						6.00%